CONCENTRATIONS OF CREDIT RISK (Details) $ in Millions	Dec. 31, 2019 USD ($)
Residential Real Estate [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	$ 1,010.0
Construction and Development Loans [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	249.7
Lessors of Nonresidential Real Estate [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	379.9
Lessors of Residential Real Estate [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	142.0
Construction [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	97.3
Accommodation and Food Services [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	76.6
Manufacturing [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	74.6
Health Care and Social Assistance [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	$ 58.9